Other Long-Term Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Dec. 07, 2023	Mar. 31, 2023
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 17.0		$ 3.7
Non-current loans and receivables	60.0
Cash Consideration Of Financing Arrangement		$ 11.7
Borrowings, interest rate		7.50%
Monthly Interest Payables For Financing Arrangement		$ 0.1
Current borrowings and current portion of non-current borrowings	0.9
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	0.9		0.7
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	3.5		2.6
Non-current loans and receivables	$ 3.5		$ 2.6